Schedule of income tax expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax	$ (6,345)	$ 4,184	$ (17,052)
Change in the income tax rate	(7,473)	1,284	1,273
Current tax	(2,042)		(5,964)
Difference between provision and tax return	224	(92)	(181)
Income tax expense	(15,636)	5,376	(21,924)
Profit for the year before taxes	$ (5,708,000)	$ (32,080,000)	$ 46,847,000
Applicable tax rate	35.00%	30.00%	30.00%
Loss for the year at the tax rate	$ 1,998	$ 9,624	$ (14,054)
Gain on net monetary position	(3,359)	(2,020)	(3,943)
Adjustment effect on tax inflation	(6,972)	(3,357)	(5,761)
Non-taxable income	(54)	(63)	742
Difference between provision and tax return	224	(92)	(181)
Income tax expense	$ (15,636,000)	$ 5,376,000	$ (21,924,000)